RELATED PARTY TRANSACTIONS - Summary of Transactions Carried Out With Related Parties (Details) - Related Parties - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Expenses
Remuneration expense	$ 1,008	$ 858	$ 1,914	$ 1,855
Share-based payments	1,418	1,228	2,068	1,725
Expenses	$ 2,426	$ 2,086	$ 3,982	$ 3,580